UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10445

        Nuveen Ohio Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          4/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
	April 30, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 8.8% (5.9% of Total Investments)
$ 3,000	Ohio State Sewage and Solid Waste Disposal Facilities, Revenue Bonds, Anheuser-Busch Project,	11/11 at 100.00	A+	$3,106,290
	Series 2001, 5.500%, 11/01/35 (Alternative Minimum Tax)
940	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	958,424
	Series 2002, 5.375%, 5/15/33

3,940	Total Consumer Staples			4,064,714

	Education and Civic Organizations – 11.1% (7.5% of Total Investments)
1,345	Bowling Green State University, Ohio, General Receipts Bonds, Series 2003, 5.250%, 6/01/18 –	6/13 at 100.00	AAA	1,432,062
	AMBAC Insured
1,050	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/11 at 100.00	Baa1	1,103,361
	2001, 5.500%, 12/01/15
250	Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University, Series 2006,	5/16 at 100.00	Aaa	261,522
	5.000%, 5/01/22 (WI/DD, Settling 5/04/06) – CIFG Insured
1,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 – FGIC	6/13 at 100.00	AAA	1,038,210
	Insured
1,245	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 – AMBAC	6/14 at 100.00	AAA	1,299,220
	Insured

4,890	Total Education and Civic Organizations			5,134,375

	Health Care – 25.5% (17.1% of Total Investments)
1,060	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	No Opt. Call	Baa1	1,065,660
	Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	1,043,530
	Series 2002A, 5.500%, 8/15/22
1,850	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/11 at 101.00	AA–	1,944,369
	Partners, Series 2001A, 5.400%, 10/01/21
900	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley	5/06 at 102.00	BBB+	919,071
	Medical Center, Series 1996A, 6.375%, 5/15/26
700	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%,	5/14 at 100.00	AA	712,005
	5/01/30
2,000	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	2,147,180
	Obligated Group, Series 2000B, 6.375%, 11/15/30
3,670	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series	10/11 at 101.00	AA	3,941,176
	2001, 5.750%, 10/01/26 – RAAI Insured

11,180	Total Health Care			11,772,991

	Housing/Multifamily – 2.3% (1.5% of Total Investments)
1,000	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	5/12 at 102.00	Aaa	1,045,740
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)

	Housing/Single Family – 0.2% (0.1% of Total Investments)
50	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/10 at 100.00	Aaa	50,893
	Revenue Bonds, Series 2001A, 5.500%, 9/01/34 (Alternative Minimum Tax)

	Long-Term Care – 2.2% (1.4% of Total Investments)
1,000	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 102.00	BBB	1,029,560
	1999A, 5.800%, 10/01/23

	Tax Obligation/General – 45.0% (30.2% of Total Investments)
1,700	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center	11/11 at 101.00	Aaa	1,752,802
	Acquisition, Series 2001, 5.000%, 11/01/26 – AMBAC Insured
	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series
	2004:
1,000	5.000%, 12/01/15 – FSA Insured	6/14 at 100.00	AAA	1,055,630
1,000	5.000%, 12/01/22 – FSA Insured	6/14 at 100.00	AAA	1,039,400
2,605	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,860,420
	5.500%, 12/01/15 – FSA Insured
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	418,020
1,750	Fairfield City School District, Ohio, General Obligation Refunding Bonds, Series 2001, 5.375%,	12/11 at 100.00	AAA	1,865,378
	12/01/19 – FGIC Insured
1,065	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,145,471
	5.250%, 12/01/16 – FSA Insured
2,420	Lorain County, Ohio, Limited Tax General Obligation Justice Center Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aaa	2,606,921
	12/01/22 – FGIC Insured
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,047,331
	2006, 5.000%, 12/01/25 – FSA Insured
2,665	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	2,764,618
	5.000%, 12/01/28 – FGIC Insured
1,050	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AAA	1,147,902
	Bonds, Series 2004A, 5.500%, 12/01/15 – FGIC Insured
1,960	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/25 – FGIC Insured	12/11 at 100.00	AAA	2,023,935
1,000	Powell, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/25 – FGIC Insured	12/12 at 100.00	AAA	1,076,640

19,620	Total Tax Obligation/General			20,804,468

	Tax Obligation/Limited – 15.7% (10.5% of Total Investments)
250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	259,935
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AAA	1,041,980
	Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured
2,500	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AAA	2,650,400
	5.500%, 12/01/09 – MBIA Insured
1,095	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series	12/13 at 100.00	AA	1,146,684
	2004A-II, 5.000%, 12/01/18
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	7/12 at 100.00	BBB+	1,073,350
	2002E, 5.750%, 7/01/24
1,000	Summit County Port Authority, Ohio, Revenue Bonds, Civic Theatre Project, Series 2001, 5.500%,	12/11 at 100.00	AAA	1,071,450
	12/01/26 – AMBAC Insured

6,845	Total Tax Obligation/Limited			7,243,799

	Transportation – 7.9% (5.3% of Total Investments)
3,495	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.250%, 1/01/18 – FSA Insured	1/10 at 101.00	AAA	3,649,164

	U.S. Guaranteed – 18.0% (12.1% of Total Investments) (4)
1,000	Cleveland, Ohio, General Obligation Bonds, Series 2003, 5.250%, 8/01/18 (Pre-refunded 8/01/13) –	8/13 at 100.00	AAA	1,080,760
	FGIC Insured
1,000	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Capital Improvement	12/11 at 100.00	Aaa	1,066,560
	Bonds, Series 2001A, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – MBIA Insured
4,000	Lebanon City School District, Warren County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 100.00	AAA	4,341,200
	5.500%, 12/01/21 (Pre-refunded 12/01/11) – FSA Insured
1,710	Marysville Exempted Village School District, Ohio, Certificates of Participation, School	6/15 at 100.00	AAA	1,848,630
	Facilities Project, Series 2005, 5.250%, 12/01/21 (Pre-refunded 6/01/15) – MBIA Insured

7,710	Total U.S. Guaranteed			8,337,150

	Utilities – 9.1% (6.1% of Total Investments)
2,500	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	5/09 at 101.00	AAA	2,592,400
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
595	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	AAA	617,711
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
1,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,007,970
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

4,095	Total Utilities			4,218,081

	Water and Sewer – 3.4% (2.3% of Total Investments)
1,500	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	1,557,525
	5.000%, 12/01/21 – FSA Insured

$ 65,325	Total Investments (cost $67,058,152) – 149.2%			68,908,460

	Other Assets Less Liabilities – 2.7%			1,291,498

	Preferred Shares, at Liquidation Value – (51.9)%			(24,000,000)

	Net Assets Applicable to Common Shares – 100%			$46,199,958

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $67,044,483.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$2,060,998
Depreciation	(197,021)

Net unrealized appreciation (depreciation) of investments	$1,863,977

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 28, 2006

* Print the name and title of each signing officer under his or her signature.